Document and Entity Information	9 Months Ended
Apr. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	iMine Corp
Entity Central Index Key	0001556801
Trading Symbol	jrvs
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Apr. 30, 2018
Amendment Flag	false